Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

Collection Period Start	1-May-18	Distribution Date	15-Jun-18
Collection Period End	31-May-18	30/360 Days	30
Beg. of Interest Period	15-May-18	Actual/360 Days	31
End of Interest Period	15-Jun-18

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,036,234.59	1,311,703,306.36	1,283,359,010.94	0.8521435
Total Securities		1,506,036,234.59	1,311,703,306.36	1,283,359,010.94	0.8521435
Class A-1 Notes	1.320000%	158,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.830000%	372,000,000.00	350,200,243.06	333,193,665.81	0.8956819
Class A-2b Notes	2.128710%	248,000,000.00	233,466,828.71	222,129,110.54	0.8956819
Class A-3 Notes	2.050000%	370,000,000.00	370,000,000.00	370,000,000.00	1.0000000
Class A-4 Notes	2.170000%	102,000,000.00	102,000,000.00	102,000,000.00	1.0000000
Certificates	0.000000%	256,036,234.59	256,036,234.59	256,036,234.59	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	17,006,577.25	534,055.37	45.7166055	1.4356327
Class A-2b Notes	11,337,718.17	427,957.73	45.7166055	1.7256360
Class A-3 Notes	0.00	632,083.33	0.0000000	1.7083333
Class A-4 Notes	0.00	184,450.00	0.0000000	1.8083333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	28,344,295.42	1,778,546.43

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	17,524,287.94
Monthly Interest	7,122,973.25

Total Monthly Payments	24,647,261.19

Interest Rate Cap Payments	0.00

Advances:
Aggregate Monthly Payment Advances	731,404.99

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

Aggregate Sales Proceeds Advance	3,049,538.49

Total Advances	3,780,943.48

Vehicle Disposition Proceeds:
Reallocation Payments	3,881,980.00
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	6,668,533.64
Excess Wear and Tear and Excess Mileage	26,091.49
Remaining Payoffs	0.00
Net Insurance Proceeds	1,274,955.55
Residual Value Surplus	46,937.72

Total Collections	40,326,703.07

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination		3,246,524.00			224
Involuntary Repossession		231,895.00			12
Voluntary Repossession		366,514.00			21
Full Termination		—			—
Bankruptcty		37,047.00			3
Insurance Payoff			1,255,346.25		71
Customer Payoff				97,762.38	4
Grounding Dealer Payoff				3,684,105.16	161
Dealer Purchase				1,909,496.78	78

Total		3,881,980.00	1,255,346.25	5,691,364.32	574

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	68,620	1,599,341,366.78	7.00000%	1,311,703,306.36
Total Depreciation Received		(22,050,266.30)		(16,996,002.17)
Principal Amount of Gross Losses	(139)	(2,985,230.61)		(2,440,775.92)
Repurchase / Reallocation	0	0.00		0.00

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

Early Terminations	(202)	(3,733,768.30)	(3,068,191.42)
Scheduled Terminations	(305)	(6,985,514.29)	(5,839,325.91)

Pool Balance - End of Period	67,974	1,563,586,587.28	1,283,359,010.94
Remaining Pool Balance
Lease Payment			392,451,397.25
Residual Value			890,907,613.69

Total			1,283,359,010.94

III. DISTRIBUTIONS

Total Collections				40,326,703.07
Reserve Amounts Available for Distribution				0.00

Total Available for Distribution				40,326,703.07
1. Amounts due Indenture Trustee as Compensation or Indemnity				0.00
2. Reimbursement of Payment Advance				781,306.44
3. Reimbursement of Sales Proceeds Advance				2,425,019.77
4. Servicing Fee:
Servicing Fee Due				1,093,086.09
Servicing Fee Paid				1,093,086.09
Servicing Fee Shortfall				0.00

Total Trustee, Advances and Servicing Fee Paid				4,299,412.30

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

Class A-2a Notes Monthly Available Interest Distribution Amount	534,055.37
Class A-2a Notes Monthly Interest Paid	534,055.37
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	427,957.73
Class A-2b Notes Monthly Interest Paid	427,957.73
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	632,083.33
Class A-3 Notes Monthly Interest Paid	632,083.33
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	184,450.00
Class A-4 Notes Monthly Interest Paid	184,450.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,778,546.43
Total Note and Certificate Monthly Interest Paid	1,778,546.43
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	34,248,744.34
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	28,344,295.42
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	28,344,295.42
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	5,904,448.92

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	7,530,181.17
Required Reserve Account Amount	22,590,543.52
Beginning Reserve Account Balance	22,590,543.52
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	22,590,543.52
Reserve Fund Draw Amount	0.00

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

Deposit of Remaining Available Collections			5,904,448.92
Gross Reserve Account Balance			28,494,992.44
Remaining Available Collections Released to Seller			5,904,448.92
Total Ending Reserve Account Balance			22,590,543.52

V. POOL STATISTICS

Weighted Average Remaining Maturity			17.66
Monthly Prepayment Speed			72%
Lifetime Prepayment Speed			56%
		$	units
Recoveries of Defaulted and Casualty Receivables		1,973,689.14
Securitization Value of Defaulted Receivables and Casualty Receivables		2,440,775.92	139
Aggregate Defaulted and Casualty Gain (Loss)		(467,086.78)
Pool Balance at Beginning of Collection Period		1,311,703,306.36
Net Loss Ratio
Current Collection Period		-0.0356%
Preceding Collection Period		0.0083%
Second Preceding Collection Period		-0.0052%
Third Preceding Collection Period		-0.0179%
Cumulative Net Losses for all Periods		0.0943%	1,420,401.63

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.56%	7,371,326.97	419
61-90 Days Delinquent	0.12%	1,617,089.44	92
91-120 Days Delinquent	0.04%	519,913.81	29
More than 120 Days	0.00%	0.00	0

Total Delinquent Receivables:	0.72%	9,508,330.22	540

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.16%	0.18%
Preceding Collection Period		0.15%	0.15%
Second Preceding Collection Period		0.14%	0.14%
Third Preceding Collection Period		0.18%	0.17%

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

60 Day Delinquent Receivables	2,640,619.50
Delinquency Percentage	0.20%
Delinquency Trigger	4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

	$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds	3,246,524.00	224
Securitization Value	3,549,084.93	224

Aggregate Residual Gain (Loss)	(302,560.93)

	$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds	16,037,387.33	1,080
Cumulative Securitization Value	18,337,602.74	1,080

Cumulative Residual Gain (Loss)	(2,300,215.41)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		4,077,723.30
Reimbursement of Outstanding Advance		2,425,019.77
Additional Advances for current period		3,049,538.49

Ending Balance of Residual Advance		4,702,242.02

Beginning Balance of Payment Advance		2,212,281.75
Reimbursement of Outstanding Payment Advance		781,306.44
Additional Payment Advances for current period		731,404.99

Ending Balance of Payment Advance		2,162,380.30

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

		NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?		NO

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO